Jul. 31, 2024
Lord Abbett Diversification Shares: Core Plus Completion Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high level of current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees that are not reflected in the table and example below. Shares of the Fund are available only to separately managed account clients where Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level.

Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	LADS: Core Plus Completion Fund
Management Fees(1)	0.00%
Other Expenses	0.23%
Total Other Expenses(2)	0.23%
Fee Waiver and/or Reimbursement(3)	(0.23)%
Total Annual Fund Operating Expenses(3)	0.00%

(1)The Fund does not pay a management fee to Lord Abbett under the management agreement between the Trust and Lord Abbett. Shares of the Fund are available only to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level. Participants in a separately managed account program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged.

(2)“Other Expenses” are based on estimated amounts for the current fiscal year.

(3) Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, including organizational and offering expenses, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust's Board of Trustees, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between Lord Abbett and the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not include any fees paid at the separately managed account program level. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years
LADS: Core Plus Completion Fund	$0	$0

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund does not show any portfolio turnover because the Fund is newly organized and has not commenced operations as of the date of this prospectus.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund will pursue its investment objective by investing in investment grade debt (or fixed income) securities. The Fund may invest without limitation in high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality. The Fund may invest in debt securities and securities issued by non-U.S. entities, including in emerging markets, and denominated in currencies other than the U.S. dollar.

The Fund generally may invest in the following types of debt securities:

● mortgage-backed, mortgage-related, and other asset-backed securities, including privately issued mortgage-related securities, collateralized mortgage obligations and commercial mortgage-backed securities (“CMBS”);

● inflation-linked investments;

● loans, including bridge loans, novations, assignments, and participations;

● structured securities and collateralized loan obligations (“CLOs”);

● derivative instruments, including options, futures contracts, forward contracts, and swap agreements;

● repurchase agreements and reverse repurchase agreements;

● securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and

● corporate debt securities.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund will not invest more than 25% of its total assets in any industry. For purposes of this restriction, the Fund does not consider mortgage-based and mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-backed securities, and securities issued by the U.S. Government, its agencies and instrumentalities as representing interests in any particular “industry” or group of industries.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team buys and sells securities using a relative value- oriented investment process, meaning the portfolio management team generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its topdown analysis, the portfolio management team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The portfolio management team employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The investment team may also consider the risks and return potential presented by environmental, social, and governance (“ESG”) factors in investment decisions. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PERFORMANCE

This prospectus does not show performance information for the Fund because the Fund has not commenced investment operations as of the date of this prospectus. Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year. After the Fund begins investment operations, updated performance information will be available at www.lordabbett.com or by calling 888-522-2388.